CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 55.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Automotive -- 2.6%
-------------------------------------------------------------------------
    $ 1,500        Ford Motor Credit Co., 6.43%, 2/14/01     $  1,488,212
      2,000        Ford Motor Credit Co., 6.44%, 2/5/01         1,987,478
      1,500        General Motors Acceptance Corp.,
                   6.47%, 2/2/01                                1,491,373
      2,000        General Motors Acceptance Corp.,
                   6.51%, 2/1/01                                1,988,788
-------------------------------------------------------------------------
                                                             $  6,955,851
-------------------------------------------------------------------------
Banking and Finance -- 15.7%
-------------------------------------------------------------------------
    $ 3,500        American Express Credit Corp.,
                   6.38%, 2/13/01                            $  3,473,328
      3,000        Asset Securitization Coop. Corp.,
                   6.60%, 1/11/01(1)                            2,994,500
      2,000        Asset Securitization Coop. Corp.,
                   6.60%, 1/9/01(1)                             1,997,067
      3,000        Barton Capital Corp., 6.59%, 1/12/01(1)      2,993,959
      2,500        CIESCO, 6.35%, 2/16/01                       2,479,715
      1,700        CIESCO, 6.52%, 1/29/01                       1,691,379
      3,480        CIESCO, 6.55%, 1/9/01                        3,474,935
      3,500        CIT Group Holdings, Inc.,
                   6.58%, 1/24/01                               3,485,286
      2,500        Corporate Asset Funding Co., Inc.,
                   6.55%, 2/6/01(1)                             2,483,625
      1,000        Corporate Asset Funding Co., Inc.,
                   6.55%, 1/5/01(1)                               999,272
      2,000        Corporate Receivables Corp.,
                   6.55%, 1/24/01(1)                            1,991,631
      1,329        Corporate Receivables Corp.,
                   6.65%, 1/11/01(1)                            1,326,545
      1,500        CXC, Inc., 6.39%, 2/21/01(1)                 1,486,421
      3,500        CXC, Inc., 6.45%, 2/16/01(1)                 3,471,154
      2,000        Delaware Funding Corp.,
                   6.45%, 2/6/01(1)                             1,987,100
      3,000        Delaware Funding Corp.,
                   6.60%, 1/22/01(1)                            2,988,450
      1,000        Wells Fargo Financial Inc.,
                   6.51%, 1/5/01                                  999,276
      2,000        Wells Fargo Financial Inc.,
                   6.51%, 1/3/01                                1,999,277
-------------------------------------------------------------------------
                                                             $ 42,322,920
-------------------------------------------------------------------------
Chemicals -- 1.1%
-------------------------------------------------------------------------
    $ 3,000        E. I. duPont de Nemours & Co.,
                   6.50%, 1/10/01                            $  2,995,125
-------------------------------------------------------------------------
                                                             $  2,995,125
-------------------------------------------------------------------------
Credit Unions -- 1.8%
-------------------------------------------------------------------------
    $ 5,000        Mid-States Corp. Federal Credit Union,
                   6.61%, 1/11/01                            $  4,990,820
-------------------------------------------------------------------------
                                                             $  4,990,820
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Electric Utilities -- 3.6%
-------------------------------------------------------------------------
    $ 2,806        Natural Rural Utilities Coop. Finance
                   Corp., 6.52%, 1/10/01                     $  2,801,426
      3,470        Potomac Electric Power Co.,
                   6.50%, 1/22/01                               3,456,843
      3,500        TECO Finance, Inc., 6.48%, 2/7/01(1)         3,476,690
-------------------------------------------------------------------------
                                                             $  9,734,959
-------------------------------------------------------------------------
Electrical and Electronic Equipment -- 2.9%
-------------------------------------------------------------------------
    $ 1,500        General Electric Capital Corp.,
                   6.50%, 2/6/01                             $  1,490,250
      3,000        General Electric Capital Corp.,
                   6.53%, 1/26/01                               2,986,396
      1,500        General Electric Capital Corp.,
                   6.53%, 1/19/01                               1,495,102
      2,000        General Electric Capital Corp.,
                   6.57%, 1/29/01                               1,989,780
-------------------------------------------------------------------------
                                                             $  7,961,528
-------------------------------------------------------------------------
Financial Services -- 3.5%
-------------------------------------------------------------------------
    $ 2,000        Associates Corp. of North America,
                   6.50%, 2/9/01                             $  1,985,917
      1,500        Associates Corp. of North America,
                   6.52%, 1/29/01                               1,492,393
      2,000        Associates Corp. of North America,
                   6.55%, 1/31/01                               1,989,083
      1,741        Associates Corp. of North America,
                   6.58%, 1/17/01                               1,735,909
      2,240        John Hancock Capital Corp.,
                   6.65%, 1/8/01(1)                             2,237,104
-------------------------------------------------------------------------
                                                             $  9,440,406
-------------------------------------------------------------------------
Food and Beverages -- 1.7%
-------------------------------------------------------------------------
    $ 4,747        Nestle Capital Corp., 6.47%, 1/8/01       $  4,741,028
-------------------------------------------------------------------------
                                                             $  4,741,028
-------------------------------------------------------------------------
Household Products -- 1.3%
-------------------------------------------------------------------------
    $ 3,500        Unilever Capital Corp.,
                   6.38%, 2/22/01(1)                         $  3,467,746
-------------------------------------------------------------------------
                                                             $  3,467,746
-------------------------------------------------------------------------
Insurance -- 6.3%
-------------------------------------------------------------------------
    $ 2,000        A.I. Credit Corp., 6.50%, 1/16/01         $  1,994,583
      1,000        American General Finance Corp.,
                   6.48%, 2/1/01                                  994,420
      2,000        American General Finance Corp.,
                   6.52%, 1/23/01                               1,992,031
      3,500        Prudential Funding Corp.,
                   6.51%, 1/19/01                               3,488,608
      1,500        Transamerica Finance Corp.,
                   6.57%, 1/24/01                               1,493,704
      2,000        Transamerica Finance Corp.,
                   6.59%, 1/18/01                               1,993,776
      2,000        USAA Capital Corp., 6.49%, 1/25/01           1,991,347
      3,000        USAA Capital Corp., 6.50%, 1/8/01            2,996,209
-------------------------------------------------------------------------
                                                             $ 16,944,678
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Office - Equipment & Automation -- 1.8%
-------------------------------------------------------------------------
    $ 3,000        Pitney Bowes Credit Corp.,
                   6.33%, 2/20/01                            $  2,973,625
      1,800        Pitney Bowes Credit Corp.,
                   6.48%, 1/16/01                               1,795,140
-------------------------------------------------------------------------
                                                             $  4,768,765
-------------------------------------------------------------------------
Oil -- 1.3%
-------------------------------------------------------------------------
    $ 3,500        Cortez Capital Corp., 6.50%, 1/19/01(1)   $  3,488,625
-------------------------------------------------------------------------
                                                             $  3,488,625
-------------------------------------------------------------------------
Pharmaceutical -- 5.4%
-------------------------------------------------------------------------
    $ 7,500        Novartis Finance Corp., 6.35%, 1/2/01(1)  $  7,498,677
      2,837        Pfizer, Inc., 6.50%, 1/18/01(1)              2,828,292
      2,634        Pfizer, Inc., 6.52%, 1/12/01(1)              2,628,753
      1,634        Schering Corp., 6.45%, 1/19/01               1,628,730
-------------------------------------------------------------------------
                                                             $ 14,584,452
-------------------------------------------------------------------------
Telecommunications -- 5.6%
-------------------------------------------------------------------------
    $ 1,900        AT&T Corp., 6.57%, 1/4/01                 $  1,898,960
      3,500        BellSouth Telecommunications,
                   6.32%, 2/23/01                               3,467,434
      2,000        BellSouth Telecommunications,
                   6.50%, 1/12/01                               1,996,028
      2,000        Motorola, Inc., 6.43%, 2/15/01               1,983,925
      2,000        Motorola, Inc., 6.48%, 1/26/01               1,991,000
      2,747        SBC Communications, Inc.,
                   6.33%, 2/20/01(1)                            2,722,849
      1,000        SBC Communications, Inc.,
                   6.50%, 1/24/01(1)                              995,847
-------------------------------------------------------------------------
                                                             $ 15,056,043
-------------------------------------------------------------------------
Transportation -- 1.3%
-------------------------------------------------------------------------
    $ 3,500        United Parcel Service of America,
                   6.44%, 1/31/01                            $  3,481,217
-------------------------------------------------------------------------
                                                             $  3,481,217
-------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $150,934,163)                            $150,934,163
-------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 44.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $15,583        FHLB Discount Notes, 6.21%, 1/2/01        $ 15,580,312
      3,000        FHLB Discount Notes, 6.44%, 1/17/01          2,991,413
     14,000        FHLB Discount Notes, 6.17%, 2/14/01         13,894,425
      3,000        FHLMC Discount Notes, 6.46%, 1/2/01          2,999,462
      1,836        FHLMC Discount Notes, 6.445%, 1/9/01         1,833,370
     10,000        FHLMC Discount Notes, 6.21%, 1/29/01         9,951,700
      5,887        FHLMC Discount Notes, 6.39%, 1/30/01         5,856,697
      3,000        FHLMC Discount Notes, 6.425%, 2/8/01         2,979,654
     13,123        FHLMC Discount Notes, 6.16%, 2/20/01        13,010,725
     25,000        FNMA Discount Notes, 6.20%, 1/10/01         24,961,250
      2,564        FNMA Discount Notes, 6.43%, 1/11/01          2,559,421
     10,946        FNMA Discount Notes, 6.40%, 1/18/01         10,912,919
      5,595        FNMA Discount Notes, 6.43%, 1/18/01          5,578,011
      3,000        FNMA Discount Notes, 6.43%, 1/25/01          2,987,140
      3,000        FNMA Discount Notes, 6.425%, 2/1/01          2,983,402
-------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $119,079,901)                           $119,079,901
-------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $270,014,064)                            $270,014,064(2)
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                     $    (44,014)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $269,970,050
-------------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FHLB - Federal Home Loan Bank

 FNMA - Federal National Mortgage Association (Fannie Mae)

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for federal income tax purpose is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value                     $270,014,064
Cash                                               947
Prepaid expenses                                 1,259
------------------------------------------------------
TOTAL ASSETS                              $270,016,270
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      4,076
Accrued expenses                                42,144
------------------------------------------------------
TOTAL LIABILITIES                         $     46,220
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $269,970,050
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $269,970,050
------------------------------------------------------
TOTAL                                     $269,970,050
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Interest                                  $11,400,326
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $11,400,326
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   897,379
Trustees' fees and expenses                    14,741
Custodian fee                                  96,699
Legal and accounting services                  32,303
Miscellaneous                                     542
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,041,664
-----------------------------------------------------

NET INVESTMENT INCOME                     $10,358,662
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                            YEAR ENDED         YEAR ENDED
IN NET ASSETS                                  DECEMBER 31, 2000  DECEMBER 31, 1999
-----------------------------------------------------------------------------------
From operations --
   Net investment income                         $  10,358,662      $   7,411,714
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $  10,358,662      $   7,411,714
-----------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $ 757,355,664      $ 678,102,808
   Withdrawals                                    (730,702,145)      (592,899,074)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                          $  26,653,519      $  85,203,734
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       $  37,012,181      $  92,615,448
-----------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------
At beginning of year                             $ 232,957,869      $ 140,342,421
-----------------------------------------------------------------------------------
AT END OF YEAR                                   $ 269,970,050      $ 232,957,869
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------
                                   2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.58%      0.60%      0.61%      0.59%      0.59%
   Net investment income            5.77%      4.60%      4.90%      4.96%      4.83%
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2000, $534 credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $897,379 for the year ended
   December 31, 2000. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2000.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the year ended December 31, 2000, exclusive of U.S. Government securities, aggregated $1,129,544,724 and $1,097,337,366, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $577,980,819 and $584,471,067, respectively.

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CASH MANAGEMENT PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

CASH MANAGEMENT PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant